Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues
Licensing and collaboration revenue	¥ 366	$ 57
Expenses
Research and development expenses	(326,899)	(51,298)	¥ (168,830)	¥ (119,218)
Administrative expenses	(137,040)	(21,505)	(45,566)	(27,362)
Loss from operations	(463,573)	(72,746)	(214,396)	(146,580)
Interest income	9,116	1,430	2,870	3,932
Interest expense	(5,063)	(794)	(2,155)
Other income	9,120	1,431	4,707	1,449
Foreign exchange gain (loss), net	(1,297)	(204)	(2,914)	2,556
Others, net	(57)	(9)	(12)	(21)
Loss before income tax	(451,754)	(70,892)	(211,900)	(138,664)
Income tax expense
Net loss	(451,754)	(70,892)	(211,900)	(138,664)
Deemed dividend to convertible redeemable preferred shareholders | ¥				(25,390)
Accretion of convertible redeemable preferred shares to redemption value	(1,989)	(312)	(62,733)	(36,802)
Net loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	(453,743)	(71,204)	(274,633)	(200,856)
Other comprehensive loss
Foreign currency translation adjustments, net of nil tax	(34,024)	(5,339)	(20,753)	(3,159)
Total comprehensive loss attributable to Gracell Biotechnologies Inc.'s ordinary shareholders	¥ (487,767)	$ (76,543)	¥ (295,386)	¥ (204,015)
Weighted average number of ordinary shares used in per share calculation:
—Basic	328,866,599	328,866,599	99,044,776	99,053,363
—Diluted	328,866,599	328,866,599	99,044,776	99,053,363
Net loss per share attributable to Gracell Biotechnologies Inc.'s ordinary shareholders
—Basic | (per share)	¥ (1.38)	$ (0.22)	¥ (2.77)	¥ (2.03)
—Diluted | (per share)	¥ (1.38)	$ (0.22)	¥ (2.77)	¥ (2.03)